Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

September 30, 2019

VCI-QTLY-1119
1.807732.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	3,800	$585,542
Beverages - 0.1%
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	2,300	133,538
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	5,900	473,947
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	29,000	912,050
Pool Corp.	2,247	453,220
		1,365,270
Diversified Consumer Services - 1.2%
Education Services - 1.2%
Grand Canyon Education, Inc. (a)	19,700	1,934,540
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,500	387,660
		2,322,200
Entertainment - 0.5%
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (a)	2,000	195,640
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	3,200	212,288
Netflix, Inc. (a)	900	240,858
World Wrestling Entertainment, Inc. Class A	5,600	398,440
		851,586

TOTAL ENTERTAINMENT		1,047,226

Food & Staples Retailing - 2.0%
Food Distributors - 1.1%
Performance Food Group Co. (a)	23,000	1,058,230
U.S. Foods Holding Corp. (a)	29,813	1,225,314
		2,283,544
Hypermarkets & Super Centers - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	49,300	1,275,391
Walmart, Inc.	4,500	534,060
		1,809,451

TOTAL FOOD & STAPLES RETAILING		4,092,995

Hotels, Restaurants & Leisure - 22.0%
Casinos & Gaming - 1.6%
Churchill Downs, Inc.	8,800	1,086,404
Eldorado Resorts, Inc. (a)(b)	32,862	1,310,208
Wynn Resorts Ltd.	8,398	913,031
		3,309,643
Hotels, Resorts & Cruise Lines - 6.5%
Hilton Grand Vacations, Inc. (a)	24,883	796,256
Hilton Worldwide Holdings, Inc.	32,900	3,063,319
Marriott Vacations Worldwide Corp.	16,000	1,657,760
Royal Caribbean Cruises Ltd.	56,200	6,088,146
Wyndham Destinations, Inc.	14,700	676,494
Wyndham Hotels & Resorts, Inc.	15,200	786,448
		13,068,423
Leisure Facilities - 1.6%
Drive Shack, Inc. (a)	63,621	274,207
Planet Fitness, Inc. (a)	29,200	1,689,804
Vail Resorts, Inc.	5,780	1,315,297
		3,279,308
Restaurants - 12.3%
ARAMARK Holdings Corp.	34,144	1,487,996
Chipotle Mexican Grill, Inc. (a)	2,711	2,278,514
McDonald's Corp.	48,300	10,370,493
Restaurant Brands International, Inc.	15,200	1,080,756
Starbucks Corp.	78,670	6,956,001
Yum! Brands, Inc.	23,800	2,699,634
		24,873,394

TOTAL HOTELS, RESTAURANTS & LEISURE		44,530,768

Household Durables - 3.8%
Home Furnishings - 0.4%
Mohawk Industries, Inc. (a)	6,800	843,676
Homebuilding - 3.4%
D.R. Horton, Inc.	56,000	2,951,760
Lennar Corp. Class A	33,400	1,865,390
NVR, Inc. (a)	550	2,044,543
		6,861,693

TOTAL HOUSEHOLD DURABLES		7,705,369

Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	900	1,099,026
Internet & Direct Marketing Retail - 24.9%
Internet & Direct Marketing Retail - 24.9%
Amazon.com, Inc. (a)	24,109	41,851,055
eBay, Inc.	15,300	596,394
The Booking Holdings, Inc. (a)	3,750	7,359,788
The RealReal, Inc. (b)	12,900	288,444
Wayfair LLC Class A (a)	1,737	194,752
		50,290,433
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	4,900	507,591
Leisure Products - 0.1%
Leisure Products - 0.1%
OneSpaWorld Holdings Ltd. (a)(b)	18,400	285,752
Multiline Retail - 6.1%
General Merchandise Stores - 6.1%
B&M European Value Retail SA	64,870	302,613
Dollar General Corp.	33,100	5,260,914
Dollar Tree, Inc. (a)	51,100	5,833,576
Ollie's Bargain Outlet Holdings, Inc. (a)	16,300	955,832
		12,352,935
Specialty Retail - 28.0%
Apparel Retail - 9.3%
Burlington Stores, Inc. (a)	33,483	6,690,573
Ross Stores, Inc.	41,382	4,545,813
The Children's Place Retail Stores, Inc. (b)	17,300	1,331,927
TJX Companies, Inc.	112,334	6,261,497
		18,829,810
Automotive Retail - 2.9%
AutoZone, Inc. (a)	2,000	2,169,240
Monro, Inc.	8,710	688,177
O'Reilly Automotive, Inc. (a)	7,673	3,057,767
		5,915,184
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	27,177	1,874,941
Home Improvement Retail - 13.5%
Floor & Decor Holdings, Inc. Class A (a)	16,363	836,967
Lowe's Companies, Inc.	76,700	8,433,932
The Home Depot, Inc.	77,100	17,888,742
		27,159,641
Specialty Stores - 1.4%
Five Below, Inc. (a)	7,500	945,750
National Vision Holdings, Inc. (a)	7,700	185,339
Ulta Beauty, Inc. (a)	6,800	1,704,420
		2,835,509

TOTAL SPECIALTY RETAIL		56,615,085

Textiles, Apparel & Luxury Goods - 9.4%
Apparel, Accessories & Luxury Goods - 5.6%
adidas AG	2,321	722,630
Canada Goose Holdings, Inc. (a)(b)	8,900	391,308
Capri Holdings Ltd. (a)	42,400	1,405,984
Carter's, Inc.	5,900	538,139
G-III Apparel Group Ltd. (a)	10,600	273,162
Hermes International SCA	300	207,308
lululemon athletica, Inc. (a)	2,468	475,164
LVMH Moet Hennessy Louis Vuitton SE	2,254	894,297
PVH Corp.	32,000	2,823,360
Tapestry, Inc.	82,600	2,151,730
VF Corp.	16,100	1,432,739
		11,315,821
Footwear - 3.8%
Deckers Outdoor Corp. (a)	4,389	646,763
NIKE, Inc. Class B	72,070	6,768,814
Puma AG	3,130	242,220
		7,657,797

TOTAL TEXTILES, APPAREL & LUXURY GOODS		18,973,618

TOTAL COMMON STOCKS
(Cost $140,307,087)		202,381,295

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.96% (c)	288,102	288,160
Fidelity Securities Lending Cash Central Fund 1.96% (c)(d)	3,436,459	3,436,802
TOTAL MONEY MARKET FUNDS
(Cost $3,724,962)		3,724,962
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $144,032,049)		206,106,257
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,954,186)
NET ASSETS - 100%		$202,152,071

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,933
Fidelity Securities Lending Cash Central Fund	7,013
Total	$16,946

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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